Financial Instruments and Related Risk Management - Summary of Maturity Analysis of Financial Liabilities and Gross Settled Derivative Contracts (Detail) - USD ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017
Disclosure of maturity analysis for derivative financial liabilities [line items]
Short-term debt	$ 629	$ 730
Current portion of long-term debt and Long-term debt	8,205	$ 3,750
Short-term debt, contractual cash flows	629
Payables and accrued charges, contractual cash flows	4,695
Current portion of long-term debt and Long-term debt, contractual cash flows	12,818
Derivatives	72
Contractual cash flows	18,214
Carrying amount [member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Short-term debt	629
Payables and accrued charges	4,695
Current portion of long-term debt and Long-term debt	8,594
Derivatives	71
Carrying amount of liability	13,989
Not later than one year [member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Short-term debt, contractual cash flows	629
Payables and accrued charges, contractual cash flows	4,695
Current portion of long-term debt and Long-term debt, contractual cash flows	1,362
Derivatives	44
Contractual cash flows	6,730
Later than one year and not later than three years [member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Current portion of long-term debt and Long-term debt, contractual cash flows	1,121
Derivatives	19
Contractual cash flows	1,140
Later than three years and not later than five years [member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Current portion of long-term debt and Long-term debt, contractual cash flows	1,583
Derivatives	9
Contractual cash flows	1,592
Over 5 years [member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Current portion of long-term debt and Long-term debt, contractual cash flows	8,752
Contractual cash flows	$ 8,752